Loans at amortized cost, etc. - Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 543,361	₩ 516,815
Loan origination	209,347	255,482
Amortization, etc.	(225,802)	(228,936)
Ending balance	₩ 526,906	₩ 543,361